Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 30,406	$ 75,207
Reserves on trade receivables	(3,730)	(1,681)
Prepaids	11,781	20,349
Other receivables	10,732	9,408
VAT receivable	6,788	6,515
Total trade and other receivables	$ 55,977	$ 109,798	[1]

[1]	Government and other grants have been restated due to a presentational error - see Note 21.